Gold and Silver Sales - Addtional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 11,124,000	$ 0	$ 13,709,000	$ 180,000
Care And Maintenance Net [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax				$ 200,000